Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Inventory [Abstract]
Raw material	$ 6,738	$ 4,225	$ 94
Work-in-process	5,778
Work-in-process			4,664
Finished goods	7,865	9,475
Finished goods		1,632	2,203
Total	12,480	5,857	6,961
Total	20,381	13,700
Inventory reserve	(7,901)	(7,843)
Inventory	$ 12,480	$ 5,857	$ 6,961